Shareholders' Equity (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended
	Feb. 28, 2019	Feb. 28, 2019	Dec. 31, 2017	Apr. 30, 2017	Feb. 28, 2017	May 31, 2016	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015
Convertible promissory notes			$ 181,500
Warrants issued					25,000
Warrant strike/ exercise price					$ 0.01
Number of warrants exercised		16,666
Number of warrants exercised, value		$ 166
Warrant [Member]
Warrants issued	16,666	16,666
Warrant strike/ exercise price	$ 0.01	$ 0.01
Convertible Promissory Note [Member]
Convertible promissory notes	$ 181,500	$ 181,500		$ 165,000		$ 200,000	$ 200,000	$ 200,000	$ 200,000
Conversion price per share	$ 0.50	$ 0.50		$ 0.85				$ 1.50	$ 1.50
Principal and accrued interest	$ 211,983
Debt instrument conversion shares	423,966
Warrant strike/ exercise price				$ 0.65		$ 1.50	$ 1.50	$ 1.50	$ 1.50